UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               March 4, 2008
[Signature]                  [City, Country]               [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:
 Form 13F Information Table Entry Total: 30
 Form 13F Information Table Value Total: $1,181,292
                                         (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


































                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2007
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM             026874107     65821    1129000 SH       DEFINED      1129000         0         0
ANHEUSER BUSCH COS INC             COM             035229103     33346     637100 SH       DEFINED       637100         0         0
BANK OF AMERICA CORPORATION        COM             060505104     70307    1704000 SH       DEFINED      1704000         0         0
BEAZER HOMES USA INC               COM             07556Q105     12074    1625000 SH       DEFINED      1625000         0         0
BP PLC                             SPONSORED ADR   055622104     44634     610000 SH       DEFINED       610000         0         0
CISCO SYS INC                      COM             17275R102     36680    1355000 SH       DEFINED      1355000         0         0
CROSSTEX ENERGY INC                COM             22765Y104     28935     777000 SH       DEFINED       777000         0         0
ENERGY EAST CORP                   COM             29266M109     22720     835000 SH       DEFINED       835000         0         0
GANNETT INC                        COM             364730101     30952     793650 SH       DEFINED       793650         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     18292     363000 SH       DEFINED       363000         0         0
GRANT PRIDECO INC                  COM             38821G101     34005     612600 SH       DEFINED       612600         0         0
HALLIBURTON CO                     COM             406216101     24869     656000 SH       DEFINED       656000         0         0
HEINZ H J CO                       COM             423074103     35243     755000 SH       DEFINED       755000         0         0
JOHNSON & JOHNSON                  COM             478160104    102405    1535300 SH       DEFINED      1535300         0         0
KOOKMIN BK NEW                     SPONSORED ADR   50049M109     21043     287000 SH       DEFINED       287000         0         0
KRAFT FOODS INC                    CL A            50075N104     58342    1788000 SH       DEFINED      1788000         0         0
LOEWS CORP                         COM             540424108     51447    1022000 SH       DEFINED      1022000         0         0
M D C HLDGS INC                    COM             552676108     39551    1065200 SH       DEFINED      1065200         0         0
NAVTEQ CORP                        COM             63936L100     23209     307000 SH       DEFINED       307000         0         0
PFIZER INC                         COM             717081103     29965    1318300 SH       DEFINED      1318300         0         0
PLUM CREEK TIMBER CO INC           COM             729251108    108750    2362069 SH       DEFINED      2362069         0         0
RYLAND GROUP INC                   COM             783764103     47598    1727700 SH       DEFINED      1727700         0         0
SPECTRA ENERGY CORP                COM             847560109     53335    2065657 SH       DEFINED      2065657         0         0
TOLL BROTHERS INC                  COM             889478103     37302    1859500 SH       DEFINED      1859500         0         0
TRANE INC                          COM             892893108     11678     250000 SH       DEFINED       250000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100     35533     507400 SH       DEFINED       507400         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       373      10000 SH       DEFINED        10000         0         0
WASTE MGMT INC DEL                 COM             94106L109     27116     830000 SH       DEFINED       830000         0         0
WEATHERFORD INTERNATIONAL LT       COM             G95089101     34718     506100 SH       DEFINED       506100         0         0
WYETH                              COM             983024100     41048     928900 SH       DEFINED       928900         0         0
                                                     ------------------
                                   GRAND TOTAL                 1181292
